Supplemental Disclosure with Respect to Cash Flows - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow Elements [Line Items]
Interest Paid	$ 0	$ 393,637
Proceeds from Interest received	1,412,516	1,159,943
Increase (Decrease) in Operating Lease Liability	158,508	$ 78,580
Non - cash investing and financing activity lab equipment not yet paid	$ 26,309
Share based compensation RSUs issued for services shares	45,000
Share based compensation RSUs issued for services value	$ 281,711
Conversion of preferred shares to common shares [Member]
Supplemental Cash Flow Elements [Line Items]
Conversion of stock, shares converted	550,000
Conversion of stock, amount converted	$ 1,966,898